Inverse SP 500 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(30.82%)	(29.97%)	(26.67%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(33.18%)	(30.67%)	(27.04%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(18.32%)	(18.33%)	(12.22%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(32.95%)	(30.11%)	(26.47%)